Annual Total Returns - Fidelity Freedom® 2040 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2040 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2040 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.89%)
Annual Return 2019	25.49%
Annual Return 2020	18.36%
Annual Return 2021	16.52%